UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND



THE RICE HALL JAMES PORTFOLIOS

SEMI-ANNUAL REPORT                                               APRIL 30, 2005

--------------------------------------------------------------------------------


                        RICE HALL JAMES MID CAP PORTFOLIO

                     RICE HALL JAMES SMALL/MID CAP PORTFOLIO

                       RICE HALL JAMES MICRO CAP PORTFOLIO




                               [RHJ Logo Omitted]




                               INVESTMENT ADVISER:

                        RICE HALL JAMES & ASSOCIATES, LLC

THE ADVISORS' INNER CIRCLE FUND                                  RHJ PORTFOLIOS
                                                                  APRIL 30, 2005

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .....................................................     1

Statements of Net Assets
     Mid Cap .............................................................     7
     Small/Mid Cap .......................................................    10

Summary Schedule of Investments
     Micro Cap ...........................................................    13

Statements of Operations .................................................    17

Statements of Changes in Net Assets
     Mid Cap .............................................................    18
     Small/Mid Cap .......................................................    19
     Micro Cap ...........................................................    20

Financial Highlights
     Mid Cap .............................................................    21
     Small/Mid Cap .......................................................    22
     Micro Cap ...........................................................    23

Notes to Financial Statements ............................................    24

Disclosure of Portfolio Expenses .........................................    30




The Portfolio files their complete schedule of portfolio holdings with the Security and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolio's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolios uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER'S LETTER
--------------------------------------------------------------------------------
RHJ MID CAP PORTFOLIO
The performance of the Rice Hall James Mid Cap Portfolio as of April 30, 2005 was as follows:
--------------------------------------------------------------------------------
                                                                     CALENDAR
AS OF APRIL 30, 2005           3 MONTHS            6 MONTHS            YTD
--------------------------------------------------------------------------------
RHJ MID CAP                     -1.63%               4.03%            -2.86%
--------------------------------------------------------------------------------
Russell Midcap Index            -0.98%               6.81%            -3.43%
--------------------------------------------------------------------------------

For the six month period ending April 30th, the RHJ Mid Cap Portfolio fell short of the Russell Midcap Index return by approximately 2.8%.

The TECHNOLOGY sector was hit hard in the past six months and finished as the worst performing sector in the Russell Midcap Index (-3%) in the first half of this fiscal year. Our slight underweight (13% vs. 14% for the benchmark) combined with better than market stock selection (an approximate flat return for the Portfolio) helped to mitigate the damage done broadly by technology stocks this period.

It would appear that financial stocks are finally yielding to valuation pressure as FINANCIALS also had a very tough period with a positive 3% return, almost 4% short of the Russell Midcap Index. Our continued underweight in this group (4% vs. 20%) was a significant positive. Conversely, ENERGY was the best performing index sector with an incredibly strong 22% return in the benchmark and while our Fund's ENERGY stock result was slightly behind that of the benchmark, our overweight (9% versus 6%) helped the six-month Portfolio results.

Offsetting the above mentioned positives was sub par stock selection in both HEALTH CARE and MATERIALS. As mentioned in our last Shareholder Letter, investors' attraction to the commodity sensitive/deep cyclical stocks in the Materials sector has led to an underperformance by our Portfolio which is focused on stocks with more consistent stable earnings patterns.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
RHJ SMALL/MID CAP PORTFOLIO

The performance of the Rice Hall James Small/Mid Cap Portfolio as of April 30, 2005 was as follows:
--------------------------------------------------------------------------------
                                                                     CALENDAR
AS OF APRIL 30, 2005           3 MONTHS            6 MONTHS            YTD
--------------------------------------------------------------------------------
RHJ SMALL/MID CAP               -5.04%               1.00%             -7.53%
--------------------------------------------------------------------------------
Russell 2000 Index              -6.87%              -0.15%            -10.76%
--------------------------------------------------------------------------------
Russell Midcap Index            -0.98%               6.81%             -3.43%
--------------------------------------------------------------------------------
50% Russell 2000 Index &
50% Russell Midcap Index        -3.96%               3.30%             -7.16%
--------------------------------------------------------------------------------
NOTE: THREE INDICES ARE PROVIDED FOR COMPARATIVE PURPOSES, THE RUSSELL MIDCAP, THE RUSSELL 2000 AND A CUSTOM INDEX CREATED BY AVERAGING THE RETURNS OF THE RUSSELL 2000 AND THE RUSSELL MID CAP INDICES. THIS 50/50 BLENDED RUSSELL INDEX IS THE APPROPRIATE BENCHMARK FOR THE RHJ SMALL/MID CAP PORTFOLIO.

The RHJ Small/Mid Cap Portfolio was up 1%, during the first half of fiscal 2005 versus a 3.3% return for the Blended Index. Clearly it was generally better to be in mid-cap stocks than in small-cap stocks as the Russell 2000 showed a slightly negative return (-0.15%) compared to a very strong 6.8% return for the Russell Midcap Index.

The return for the Portfolio's largest sector exposure, CONSUMER DISCRETIONARY, was over 6%, while the comparable sector in the Russell 50/50 Blended index was up less than 5%. Our overweight (25% vs. 16% for the index) was a positive as this was one of the Benchmark's better performing sectors.

Poor performance of the market FINANCIALS sector was not limited to the just the mid cap stocks, but was especially exhibited in the small caps (-2.8% in the Russell 2000, 0.2% for the Blended Index). The Small/Mid Cap Fund had a better than market return and was also significantly underweight the group (5% vs. 21%), both factors contributing strongly to performance. Conversely, our ENERGY holdings lagged the incredibly strong 18% return posted by the benchmark Energy sector by roughly 7%, but our overweight exposure to this sector (10% of the Portfolio versus 6% for the benchmark) led to a positive contribution to the first half's results.

An overweight in TECHNOLOGY (18% vs. 16% for the index) was of no help to the Small/Mid Portfolio as this was the worst performing market sector (down approximately 7%). Our weighting combined with a significant exposure to smaller capitalization technology stocks resulted in a performance in TECHNOLOGY that dragged the Portfolio down some 2%.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
Lastly, stock selection within HEALTH CARE was very strong leading to a return more than double that of the 8% result in benchmark HEALTH CARE sector. Unfortunately, the 8% weighting in the Portfolio was not large enough to offset the negative effects of TECHNOLOGY.

RHJ MICRO CAP PORTFOLIO

The performance of the Rice Hall James Micro Cap Portfolio as of April 30, 2005 was as follows:
--------------------------------------------------------------------------------
                                                                     CALENDAR
AS OF APRIL 30, 2005           3 MONTHS            6 MONTHS            YTD
--------------------------------------------------------------------------------
RHJ MICRO CAP                   -8.75%               0.15%            -10.55%
--------------------------------------------------------------------------------
Russell 2000 Index              -6.87%              -0.15%            -10.76%
--------------------------------------------------------------------------------

The RHJ Micro Cap Portfolio ended the first half of fiscal 2005 with a return 0.30% in excess of the benchmark Russell 2000 index.

In the FINANCIALS area, our stock selection produced a return about equal to that of the comparable Russell 2000 sector, down approximately 2.5%. The low portfolio exposure was a benefit just as it was in our other two strategies (12% vs. 22%). Like the Small/Mid Cap Portfolio, our high exposure to small cap technology stocks, almost 24% of the Portfolio, and market-like return (-10%) was a significant drag on performance.

Offsetting the negative impact of TECHNOLOGY was our 25% exposure to INDUSTRIALS. These light cyclicals and/or business service stocks produced nearly an 11% gain in the six month period versus a 3% result in the comparable benchmark sector.

At Rice Hall James we continue to use a strict fundamentally based valuation approach to growth stock investing for all three strategies managed. As a result, sector weightings do not drive our selection process and we may be significantly over or under-weighted a particular sector at any given point in time. Maximum capital appreciation is the primary objective of these Portfolios, current income generation is not a consideration and volatility and turnover may be high. No derivative investments are used.

MARKET  REVIEW

The mid-cap space was the best place to be in during the past six months as the Russell Mid Cap Index was up almost 7%, while the Standard & Poor's 500 was up just 3%, the Russell 2000 down fractionally and the finance & tech-heavy Nasdaq down over 3%. Overall, it looks like both the Technology sector and the smallest of the small cap stocks were the laggards.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
What we witnessed during the last couple months of 2004 with much chagrin was a return to speculation in low-quality issues, a theme which has dominated the markets in recent years. It has been our hope that more rational investor behavior would return, focusing once again on valuations and fundamentals. The first four months of calendar 2005 is indicative of the beginning of such a shift and while it is too early to call it a trend, it is reassuring to see a definitive move away from the non-earnings, high PE, high beta names that have prevailed in past quarters.

The current shift in the market may stem from a realization that a number of macro economic hurdles are not going away anytime soon. The bears have long warned about oil prices, inflation, the twin deficits, P/E compression, etc. So why have the last four months been any different? Interest rates did move higher but that should have been no surprise. The Federal Reserve's language, always scrutinized and over-analyzed, did convey more concern at the last meeting in late March, as they stated that "pressures on inflation have picked up in recent months." While inflation has surprised on the upside this year it is still relatively tame despite oil and commodity prices rising. Apparently, though, it was enough to get investors worrying about the Fed's next moves.

Volatility of oil prices has been another closely watched issue. Towards the end of calendar 2005's first quarter, Goldman Sachs came out with an alarming call that oil could reach $105 per barrel. While higher energy prices could become a permanent fixture, we believe the call was simply Wall Street sensationalism at its best. As we just "celebrated" the fifth anniversary of the peak of the 2000 Tech/Internet bubble, one should be reminded that investors have a tendency to follow the herd, both on the up-ticks and the sell-offs and that short-term fluctuations are usually over-reactionary.

Tobias Levkovich of Citigroup Smith Barney describes it well: "This seemingly short-term bipolar nature of investor behavior is somewhat startling, but reflects profound skepticism in equities, in our opinion, as the scars related to the bursting of the tech bubble run fairly deep and have yet to heal."

We think it is more important to focus on what this all means for earnings growth. Since the 2001 profit trough, the compound annual earnings growth rate (three years through 2004) was 14% for the S&P 500 Index and 35% to 40% for the Russell 2000 Index. Revenue growth was low single digits for the S&P 500 and mid-teens for the Russell 2000 Index: that is a tremendous amount of margin expansion, and we think not sustainable for any long period of time. Additionally, a large percentage of the aggregate earnings growth in both indices and the overall market has come from the rise from the ashes of the commodity cyclicals (metal, materials and energy stocks). All one has to do is "peak" (pun intended) at Phelps Dodge, USG, US Steel or almost any other

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
commodity cyclical stock to see their fantastic earnings explosion. After three such tremendous years, we feel corporate America is likely to experience a flattening in growth of profit margins. The market is likely to struggle to adjust to what will be a much lower and more sustainable long-term earnings growth rate.

In an environment of uncertainty, RHJ more than ever continues to stress the importance of reasonable fundamental valuation and sustainable earnings growth in our investment selection process. We believe that patient and disciplined investors are rewarded over the long-term.





INVESTMENT TEAM
The RHJ Portfolios


May 17, 2005

This represents the managers' assessment of the Portfolios and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
DEFINITION OF COMPARATIVE INDICES

50/50 BLENDED RUSSELL INDEX is a custom index created by averaging the returns of the Russell 2000 and the Russell Mid Cap Indices.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO

                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[Bar Chart Omitted]
Percentages follow.

21%  Consumer Discretionary
16%  Industrials
15%  Information Technology
13%  Health Care
10%  Energy
 8%  Cash Equivalents
 7%  Materials
 6%  Consumer Staples
 4%  Financials

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK -- 91.7%
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                         --------    ----------
CONSUMER DISCRETIONARY -- 21.2%
   Darden Restaurants ...................................   1,850    $   55,500
   Harrah's Entertainment ...............................     851        55,843
   International Speedway, Cl A .........................   1,066        56,711
   Knight-Ridder ........................................     993        64,247
   Leggett & Platt ......................................   2,230        60,121
   Polo Ralph Lauren ....................................   1,481        51,983
   Ross Stores ..........................................   2,346        62,685
   Valassis Communications* .............................   1,021        35,990
   Weight Watchers International* .......................   1,482        61,874
                                                                     ----------
                                                                        504,954
                                                                     ----------
CONSUMER STAPLES -- 5.5%
   Del Monte Foods* .....................................   6,086        63,477
   Hormel Foods .........................................   2,177        67,792
                                                                     ----------
                                                                        131,269
                                                                     ----------
ENERGY -- 9.8%
   National Oilwell Varco* ..............................   1,458        57,941
   Noble ................................................   1,812        92,231
   Patterson-UTI Energy .................................   3,492        83,703
                                                                     ----------
                                                                        233,875
                                                                     ----------
FINANCIALS -- 3.8%
   CapitalSource* .......................................   2,029        42,609
   Mercury General ......................................     889        46,992
                                                                     ----------
                                                                         89,601
                                                                     ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO

                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------    ----------
HEALTH CARE -- 12.6%
   Genzyme* .............................................     803    $   47,064
   IMS Health ...........................................   2,966        71,125
   Medimmune* ...........................................   2,812        71,340
   Thermo Electron* .....................................   1,588        39,668
   Universal Health Services, Cl B ......................   1,249        70,868
                                                                     ----------
                                                                        300,065
                                                                     ----------
INDUSTRIALS -- 15.9%
   American Power Conversion ............................   3,559        86,341
   Aramark, Cl B ........................................   1,905        46,692
   Dover ................................................   1,617        58,794
   Manpower .............................................     839        32,343
   Northrop Grumman .....................................   1,186        65,040
   Waste Management .....................................   3,181        90,627
                                                                     ----------
                                                                        379,837
                                                                     ----------
INFORMATION TECHNOLOGY -- 15.5%
   Agilent Technologies* ................................   2,601        53,971
   Celestica* ...........................................   6,074        69,851
   Ceridian* ............................................   2,092        35,292
   Diebold ..............................................     933        45,129
   Harris ...............................................   1,715        48,363
   Reynolds & Reynolds, Cl A ............................   1,968        51,896
   Scientific-Atlanta ...................................   2,080        63,607
                                                                     ----------
                                                                        368,109
                                                                     ----------
MATERIALS -- 7.4%
   Alcan ................................................   1,217        39,455
   Cabot ................................................   1,765        53,921
   Owens-Illinois* ......................................   3,409        83,589
                                                                     ----------
                                                                        176,965
                                                                     ----------
   Total Common Stock
      (Cost $2,092,522) .................................             2,184,675
                                                                     ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO

                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.7%
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                         --------    ----------
CASH EQUIVALENTS -- 7.7%
   HighMark Diversified Money Market Fund ...............  94,857    $   94,857
   HighMark U.S. Government Money Market Fund ...........  89,642        89,642
                                                                     ----------
   Total Short-Term Investments
      (Cost $184,499) ...................................               184,499
                                                                     ----------
   Total Investments -- 99.4%
      (Cost $2,277,021) .................................             2,369,174
                                                                     ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.6%
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased ..........               (45,377)
   Receivable from Investment Advisor ...................                 5,202
   Administration Fees Payable ..........................                  (170)
   Trustees' Fees Payable ...............................                  (183)
   Other Assets and Liabilities, Net ....................                54,094
                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES ...................                13,566
                                                                     ----------
   NET ASSETS -- 100.0% .................................             2,382,740
                                                                     ==========
--------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------
   Paid in Capital ......................................             2,263,645
   Distribution in excess of net investment income ......               (19,621)
   Accumulated net realized gain on investments .........                46,563
   Net unrealized appreciation on investments ...........                92,153
                                                                     ----------
   NET ASSETS ...........................................            $2,382,740
                                                                     ==========
INVESTOR CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .........               219,251
                                                                     ==========
   Net Asset Value, Offering and Redemption Price
      Per Share -- Investor Class .......................                $10.87
                                                                         ======
 * Non-Income Producing Security
Cl Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO

                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[Bar Chart Omitted]
Percentages follow.

26%  Industrials
24%  Consumer Discretionary
19%  Information Technology
 9%  Health Care
 8%  Energy
 6%  Consumer Staples
 5%  Financials
 2%  Materials
 1%  Cash Equivalents

 + Percentages are based on total investments

--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                         --------   -----------
CONSUMER DISCRETIONARY -- 24.3%
   American Greetings, Cl A ............................. 177,300   $ 4,015,845
   CBRL Group ...........................................  83,000     3,197,990
   Domino's Pizza ....................................... 179,600     3,261,536
   Foot Locker .......................................... 133,000     3,545,780
   Gentex ...............................................  90,600     2,940,876
   Journal Communications, Cl A ......................... 202,700     3,121,580
   O'Reilly Automotive* .................................  56,900     2,920,108
   Scholastic* ..........................................  83,800     2,920,430
   Speedway Motorsports .................................  86,800     2,977,240
   Tupperware ........................................... 135,900     2,867,490
   Valassis Communications* ............................. 129,000     4,547,250
   WCI Communities* ..................................... 116,100     3,254,283
                                                                    -----------
                                                                     39,570,408
                                                                    -----------
CONSUMER STAPLES -- 6.4%
   Del Monte Foods* ..................................... 341,800     3,564,974
   Delta & Pine Land .................................... 104,400     2,630,880
   Smithfield Foods* .................................... 140,400     4,248,504
                                                                    -----------
                                                                     10,444,358
                                                                    -----------
ENERGY -- 8.0%
   Noble Energy .........................................  54,300     3,481,716
   Patterson-UTI Energy ................................. 222,900     5,342,913
   Tidewater ............................................ 119,500     4,119,165
                                                                    -----------
                                                                     12,943,794
                                                                    -----------
FINANCIALS -- 5.2%
   Mercury General ......................................  71,100     3,758,346
   Ohio Casualty* ....................................... 200,200     4,694,690
                                                                    -----------
                                                                      8,453,036
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO

                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------   -----------
HEALTH CARE -- 8.9%
   ICU Medical* .........................................  71,400   $ 2,529,702
   PerkinElmer .......................................... 167,100     3,091,350
   Pharmaceutical Product Development* ..................  77,000     3,494,260
   Universal Health Services, Cl B ......................  95,100     5,395,974
                                                                    -----------
                                                                     14,511,286
                                                                    -----------
INDUSTRIALS -- 25.7%
   ABM Industries .......................................  92,400     1,678,908
   Acuity Brands ........................................  99,900     2,388,609
   Allied Waste Industries* ............................. 352,600     2,817,274
   Briggs & Stratton ....................................  93,200     3,016,884
   Brink's .............................................. 127,100     4,100,246
   Dollar Thrifty Automotive Group* .....................  84,900     2,873,865
   EnerSys* ............................................. 143,000     1,348,490
   Hughes Supply ........................................ 138,800     3,622,680
   Jacuzzi Brands* ...................................... 192,900     1,745,745
   Orbital Sciences* .................................... 164,600     1,534,072
   Oshkosh Truck ........................................  40,900     3,073,635
   Quanta Services* ..................................... 297,407     2,373,308
   Republic Services, Cl A .............................. 150,400     5,203,840
   Swift Transportation* ................................ 134,600     2,871,018
   Werner Enterprises ................................... 174,900     3,249,642
                                                                    -----------
                                                                     41,898,216
                                                                    -----------
INFORMATION TECHNOLOGY -- 18.9%
   Borland Software* .................................... 280,800     1,631,448
   Brocade Communications Systems* ...................... 405,500     1,767,980
   Cognex ............................................... 113,700     2,483,208
   Coherent* ............................................ 112,900     3,621,832
   CSG Systems International* ........................... 194,200     3,338,298
   Gartner, Cl A* ....................................... 269,600     2,275,424
   Harmonic* ............................................ 283,800     1,563,738
   MPS Group* ........................................... 182,900     1,461,371
   Perot Systems, Cl A* ................................. 227,600     2,874,588
   Reynolds & Reynolds, Cl A ............................ 140,600     3,707,622
   Transaction Systems Architects, Cl A* ................ 172,900     3,584,217
   Zebra Technologies, Cl A* ............................  51,800     2,473,968
                                                                   ------------
                                                                     30,783,694
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO

                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------   -----------
MATERIALS -- 1.6%
   Valspar ............................................    61,600  $  2,545,928
                                                                   ------------
   Total Common Stock
      (Cost $147,048,069) .............................             161,150,720
                                                                   ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.1%
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.1%
   HighMark Diversified Money Market Fund
      (Cost $1,739,188) ............................... 1,739,188     1,739,188
                                                                   ------------
   Total Investments -- 100.1%
      (Cost $148,787,257) .............................             162,889,908
                                                                   ------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- (0.1)%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable ...................                (111,329)
   Administration Fees Payable ........................                 (11,252)
   Trustees' Fees Payable .............................                  (3,234)
   Other Assets and Liabilities, Net ..................                  39,105
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES .................                 (86,710)
                                                                   ------------
   NET ASSETS -- 100.0% ...............................            $162,803,198
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
   Paid in Capital ....................................             138,755,085
   Accumulated Net Investment Loss ....................                (204,758)
   Accumulated net realized gain on investments .......              10,150,220
   Net unrealized appreciation on investments .........              14,102,651
                                                                   ------------
   NET ASSETS .........................................            $162,803,198
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .......              11,526,987
                                                                   ============
   Net Asset Value, Offering and Redemption Price
      Per Share -- Institutional Class ................                  $14.12
                                                                         ======
 * Non-Income Producing Security
Cl Class


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO

                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SUMMARY SCHEDULE OF INVESTMENTS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[Bar Chart Omitted]
Percentages follow.

28%  Information Technology
23%  Industrials
13%  Consumer Discretionary
12%  Health Care
9%   Financials
6%   Cash Equivalents
5%   Energy
3%   Materials
1%   Consumer Staples

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK --  93.3%
--------------------------------------------------------------------------------
                                               % OF
                                            NET ASSETS   SHARES        VALUE
                                            ----------  ---------    ----------
CONSUMER DISCRETIONARY -- 13.2%
   America's Car Mart* .....................    1.2%       98,850  $  2,089,689
   California Pizza Kitchen* ...............    1.8       133,900     3,052,920
   Champps Entertainment* ..................    1.1       208,200     1,832,160
   Digital Theater Systems* ................    1.2       124,800     2,109,120
   Gymboree* ...............................    1.1       162,600     1,858,518
   Keystone Automotive Industries* .........    1.1        96,800     1,938,904
   Nautilus ................................    1.4       100,600     2,500,916
   Provide Commerce* .......................    1.0       100,400     1,772,060
   TBC* ....................................    1.0        69,100     1,807,656
   Other Securities ........................    2.3                   3,898,849
                                                                   ------------
                                                                     22,860,792
                                                                   ------------
CONSUMER STAPLES -- 1.0%
   Elizabeth Arden* ........................    1.0        82,400     1,804,560
                                                                   ------------
ENERGY -- 4.6%
   Oil States International* ...............    1.6       135,100     2,743,881
   Tesco* ..................................    1.1       200,808     1,941,814
   Tetra Technologies* .....................    1.9       122,576     3,313,229
                                                                   ------------
                                                                      7,998,924
                                                                   ------------
FINANCIALS -- 8.7%
   E-Loan* .................................    1.9     1,234,024     3,220,803
   First Financial Bancorp .................    1.3       129,500     2,239,055
   KMG America* ............................    1.0       187,600     1,733,424
   Placer Sierra Bancshares ................    1.0        77,700     1,804,194
   Other Securities ........................    3.5                   6,138,309
                                                                   ------------
                                                                     15,135,785
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO

                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                               % OF
                                            NET ASSETS   SHARES        VALUE
                                            ----------  ---------    ----------
HEALTH CARE -- 12.0%
   Allied Healthcare International* ........    2.1%      623,400  $  3,646,890
   America Service Group* ..................    1.0        80,150     1,821,008
   Noven Pharmaceuticals* ..................    1.4       144,900     2,409,687
   Providence Service* .....................    1.6       107,200     2,743,248
   Other Securities ........................    5.9                  10,258,834
                                                                   ------------
                                                                     20,879,667
                                                                   ------------
INDUSTRIALS -- 23.0%
   Administaff* ............................    1.1       136,600     1,867,322
   Artesyn Technologies* ...................    1.0       250,200     1,763,910
   FirstService* ...........................    1.0        94,800     1,805,940
   Gardner Denver* .........................    1.9        91,100     3,328,794
   Healthcare Services Group ...............    1.6       113,200     2,858,300
   KVH Industries ..........................    0.9       160,300     1,603,000
   Mercury Computer Systems* ...............    1.1        71,200     1,874,696
   Orbital Sciences* .......................    1.6       294,900     2,748,468
   Power-One* ..............................    1.1       458,600     1,916,948
   Standard Parking* .......................    1.2       126,900     2,008,827
   Waste Services* .........................    1.0       524,200     1,813,732
   World Fuel Services .....................    1.5       106,300     2,657,500
   Other Securities ........................    8.0                  13,734,979
                                                                   ------------
                                                                     39,982,416
                                                                   ------------
INFORMATION TECHNOLOGY -- 28.2%
   Advanced Digital Information* ...........    1.6       393,200     2,717,012
   answerthink* ............................    1.4       713,777     2,405,429
   Captiva Software* .......................    1.2       168,260     2,078,011
   Carreker* ...............................    1.3       505,100     2,283,052
   Digital Insight* ........................    1.5       129,200     2,593,044
   EPIQ Systems* ...........................    1.2       135,700     2,058,569
   First Advantage, Cl A* ..................    1.4       112,900     2,370,900
   Online Resources* .......................    1.0       205,142     1,784,735
   Phoenix Technologies* ...................    1.4       310,000     2,507,900
   Plexus* .................................    2.3       324,100     3,924,851
   SYKES Enterprises* ......................    1.1       267,200     1,870,400
   SYNNEX* .................................    1.1       121,300     1,830,417
   Ultratech* ..............................    1.1       120,400     1,916,768
   Other Securities ........................   10.6                  18,553,179
                                                                   ------------
                                                                     48,894,267
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO

                                                      APRIL 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                               % OF
                                            NET ASSETS   SHARES        VALUE
                                            ----------  ---------    ----------
MATERIALS -- 2.6%
   AMCOL International .....................    1.1%       99,700  $  1,905,267
   Spartech ................................    0.9        78,600     1,530,342
   Other Securities ........................    0.6                   1,062,582
                                                                   ------------
                                                                      4,498,191
                                                                   ------------
   Total Common Stock
      (Cost $155,444,280) ..................                        162,054,602
                                                                   ------------
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
   Other Securities
      (Cost $0) ............................    0.0                      14,398
                                                                   ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.5%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 6.5%
   HighMark Diversified Money
      Market Fund ..........................    4.0     6,932,006     6,932,006
   HighMark U.S. Government
      Money Market Fund ....................    2.5     4,346,958     4,346,958
                                                                   ------------
   Total Short-Term Investments
      (Cost $11,278,964) ...................                         11,278,964
                                                                   ------------
   Total Investments -- 99.8%
      (Cost $166,723,244) ..................                        173,347,964
                                                                   ------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.2%
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased ........              (1,744,530)
   Payable for Capital Shares Redeemed ................                (140,372)
   Investment Advisory Fees Payable ...................                (110,880)
   Administration Fees Payable ........................                 (11,855)
   Trustees Fees Payable ..............................                  (3,394)
   Other Assets and Liabilities, Net ..................               2,371,111
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES .................                 360,080
                                                                   ------------
   NET ASSETS -- 100.0% ...............................            $173,708,044
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO

                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   ------------

   Paid in Capital ....................................            $153,249,101
   Accumulated Net Investment Loss ....................                (723,090)
   Accumulated net realized gain on investments .......              14,557,313
   Net unrealized appreciation on investments .........               6,624,720
                                                                   ------------
   NET ASSETS .........................................            $173,708,044
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .......               9,360,320
                                                                   ============
   Net Asset Value, Offering and Redemption Price
      Per Share -- Institutional Class ................                  $18.56
                                                                         ======
*     Non-Income Producing Security
Cl    Class




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ PORTFOLIOS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                            MID CAP     SMALL/MID CAP  MICRO CAP
                                           PORTFOLIO      PORTFOLIO    PORTFOLIO
                                           ---------    -------------  ---------
INVESTMENT INCOME
Dividends ...............................  $  9,669   $   671,196  $    344,077
Less Foreign Taxes Withheld .............       (46)           --            --
                                           --------   -----------  ------------
   TOTAL INCOME .........................     9,623       671,196       344,077
                                           --------   -----------  ------------
EXPENSES
Investment Advisory Fees ................     9,367       687,513       696,569
Shareholder Servicing Fees ..............     4,261        32,075       163,495
Distribution Fees .......................     2,600            --            --
Administration Fees .....................     1,183        97,680       105,565
Organizational Costs ....................    22,712            --            --
Transfer Agent Fees .....................    12,833        28,035        29,516
Legal Fees ..............................     7,150        17,835        19,993
Registration and Filing Fees ............     2,883        14,009        11,962
Printing Fees ...........................       795        10,257        10,546
Audit Fees ..............................       650         7,687         7,439
Custodian Fees ..........................       469         7,313         7,439
Trustees' Fees ..........................       197         5,458         5,758
Other Expenses ..........................       637         8,429         8,885
                                           --------   -----------  ------------
   NET EXPENSES BEFORE EXPENSE
     WAIVER/REIMBURSEMENT AND
     FEES PAID INDIRECTLY ...............    65,737       916,291     1,067,167
                                           --------   -----------  ------------
Less:
Waiver of Investment Advisory Fees ......    (9,367)            --           --
Reimbursement of Other Expenses by
    Investment Adviser ..................   (41,799)            --           --
Fees Paid Indirectly -- Note 4 ..........        --       (40,337)           --
                                           --------   -----------  ------------
   NET EXPENSES AFTER EXPENSE
     WAIVER/REIMBURSEMENT AND
     FEES PAID INDIRECTLY ...............    14,571       875,954     1,067,167
                                           --------   -----------  ------------
NET INVESTMENT LOSS .....................    (4,948)     (204,758)     (723,090)
                                           --------   -----------  ------------
NET REALIZED GAIN ON INVESTMENTS ........    46,570    10,248,109    14,639,720
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ........    16,793    (8,113,289)  (13,958,714)
                                           --------   -----------  ------------
TOTAL NET GAIN ON INVESTMENTS ...........    63,363     2,134,820       681,006
                                           --------   -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............  $ 58,415   $ 1,930,062  $    (42,084)
                                           ========   ===========  ============
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED          PERIOD ENDED
                                                 APRIL 30, 2005      OCTOBER 31,
                                                  (UNAUDITED)           2004*
                                                 --------------     ------------
OPERATIONS:
   Net Investment Loss ..........................  $   (4,948)       $   (1,784)
   Net Realized Gain on Investments .............      46,570             2,446
   Net Change in Unrealized Appreciation
     on Investments .............................      16,793            75,360
                                                   ----------        ----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..................      58,415            76,022
                                                   ----------        ----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........................     (12,889)               --
   Net Realized Gain ............................      (2,453)               --
                                                   ----------        ----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ............     (15,342)               --
                                                   ----------        ----------

CAPITAL SHARE TRANSACTIONS:
   Issued .......................................     535,412         1,747,773
   In Lieu of Cash Distribution .................      15,342                --
   Redeemed .....................................     (34,882)               --
                                                   ----------        ----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .................     515,872         1,747,773
                                                   ----------        ----------
   TOTAL INCREASE IN NET ASSETS .................     558,945         1,823,795

NET ASSETS:
   Beginning of Period ..........................   1,823,795                --
                                                   ----------        ----------
   End of Period ................................  $2,382,740        $1,823,795
                                                   ==========        ==========
Distribution in Excess of Net Investment
   Income/Accumulated Net Investment Loss .......  $  (19,621)       $   (1,784)
                                                   ==========        ==========

SHARES ISSUED AND REDEEMED:
   Issued .......................................      47,730           173,164
   In Lieu of Cash Distributions ................       1,372                --
   Redeemed .....................................      (3,015)               --
                                                   ----------        ----------
   NET INCREASE FROM SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .........................      46,087           173,164
                                                   ==========        ==========
* PORTFOLIO COMMENCED OPERATIONS ON JULY 30, 2004.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED           YEAR ENDED
                                                 APRIL 30, 2005      OCTOBER 31,
                                                  (UNAUDITED)           2004
                                                 --------------     ------------
OPERATIONS:
   Net Investment Loss ......................... $   (204,758)   $     (714,800)
   Net Realized Gain on Investments ............   10,248,109        10,599,359
   Net Change in Unrealized Depreciation
     on Investments ............................   (8,113,289)       (3,349,363)
                                                 ------------      ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .................    1,930,062         6,535,196
                                                 ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................   32,722,226        64,931,237
   Redeemed ....................................  (37,753,397)      (52,187,339)
                                                 ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ................   (5,031,171)       12,743,898
                                                 ------------      ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .....   (3,101,109)       19,279,094

NET ASSETS:
   Beginning of Period .........................  165,904,307       146,625,213
                                                 ------------      ------------
   End of Period ............................... $162,803,198      $165,904,307
                                                 ============      ============
Accumulated Net Investment Loss ................ $   (204,758)     $         --
                                                 ============      ============
SHARES ISSUED AND REDEEMED:
   Issued ......................................    2,208,964         4,589,802
   Redeemed ....................................   (2,547,728)       (3,698,723)
                                                 ------------      ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ...................     (338,764)          891,079
                                                 ============      ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED           YEAR ENDED
                                                 APRIL 30, 2005      OCTOBER 31,
                                                  (UNAUDITED)           2004*
                                                 --------------     ------------
OPERATIONS:
   Net Investment Loss ......................... $   (723,090)     $ (1,282,707)
   Net Realized Gain on Investments ............   14,639,720        20,737,117
   Net Change in Unrealized Depreciation
     on Investments ............................  (13,958,714)       (3,514,229)
                                                 ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .................      (42,084)       15,940,181
                                                 ------------      ------------
DISTRIBUTIONS:
   Net Realized Gain ...........................  (19,534,181)       (3,886,283)
                                                 ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................   27,677,434        81,877,849
   In Lieu of Cash Distributions ...............   19,290,797         3,858,581
   Redeemed ....................................  (25,238,768)      (55,212,674)
   Redemption Fees .............................        3,490            15,824
                                                 ------------      ------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ................   21,732,953        30,539,580
                                                 ------------      ------------
   TOTAL INCREASE IN NET ASSETS ................    2,156,688        42,593,478

NET ASSETS:
   Beginning of Period .........................  171,551,356       128,957,878
                                                 ------------      ------------
   End of Period ............................... $173,708,044      $171,551,356
                                                 ============      ============
Accumulated Net Investment Loss ................ $   (723,090)     $         --
                                                 ============      ============
SHARE TRANSACTIONS:
   Issued ......................................    1,338,343         4,014,781
   In Lieu of Cash Distributions ...............      956,884           202,118
   Redeemed ....................................   (1,230,525)       (2,736,300)
                                                 ------------      ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ........................    1,064,702         1,480,599
                                                 ============      ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                          SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                SIX MONTHS
                                                   ENDED
                                                 APRIL 30,        PERIOD ENDED
                                                   2005            OCTOBER 31,
                                                (UNAUDITED)           2004*
                                                -----------       ------------
Net Asset Value,
   Beginning of Period .......................    $10.53             $10.00
                                                  ------             ------
Income from
   Investment Operations:
   Net Investment Loss .......................     (0.03)(1)          (0.01)(1)
   Net Realized and Unrealized
     Gain ....................................      0.46(1)            0.54(1)
                                                  ------             ------
   Total from Investment
     Operations ..............................      0.43               0.53
                                                  ------             ------
Dividends and Distributions:
   Net Investment Income .....................     (0.07)                --
   Net Realized Gain .........................     (0.02)                --
                                                  ------             ------
   Total Dividends and Distributions .........     (0.09)                --
                                                  ------             ------
   Net Asset Value, End of Period ............    $10.87             $10.53
                                                  ======             ======
   TOTAL RETURN+ .............................      4.03%***           5.30%***
                                                  ======             ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........    $2,383             $1,824
Ratio of Expenses to Average
   Net Assets ................................      1.40%**            1.40%**
Ratio of Expenses to Average
   Net Assets (Excluding Waivers/
   Reimbursement) ............................      6.32%**            8.48%**
Ratio of Net Investment Loss to
   Average Net Assets ........................     (0.48)%**          (0.51)%**
Portfolio Turnover Rate ......................        21%                 5%

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY ADVISOR DURING THE PERIOD.
  * PORTFOLIO COMMENCED OPERATIONS ON JULY 30, 2004.
 ** ANNUALIZED.
*** NOT ANNUALIZED.
(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                              RHJ SMALL/MID CAP PORTFOLIO


------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
                                                                                       SELECTED PER SHARE DATA & RATIOS
                                                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                 SIX MONTHS
                                    ENDED
                                  APRIL 30,                            YEARS ENDED OCTOBER 31,
                                    2005            --------------------------------------------------------------------
                                 (UNAUDITED)           2004           2003          2002(1)         2001           2000
                               --------------       ----------     ----------      --------       --------       --------
Net Asset Value,
   Beginning of Period ......... $  13.98           $  13.36       $  10.47         $ 12.36        $ 17.93       $ 12.89
                                 --------           --------       --------         -------        -------       -------
Income (Loss) from
   Investment Operations:
   Net Investment Loss .........    (0.02)(3)          (0.06)(3)      (0.04)          (0.04)         (0.02)           --
   Net Realized and
     Unrealized Gain (Loss) ....     0.16 (3)           0.68 (3)       2.93           (1.66)          0.04++        5.04
                                 --------           --------       --------         -------        -------       -------
   Total from Investment
     Operations ................     0.14               0.62           2.89           (1.70)          0.02          5.04
                                 --------           --------       --------         -------        -------       -------
Dividends and Distributions:
   Net Investment Income .......       --                --              --              --          (0.00)#          --
   Net Realized Gain ...........       --                --              --           (0.19)         (5.59)           --
                                 --------           --------       --------         -------        -------       -------
   Total Dividends and
     Distributions .............       --                --              --           (0.19)         (5.59)           --
                                 --------           --------       --------         -------        -------       -------
   Net Asset Value,
     End of Period ............. $  14.12           $  13.98       $  13.36         $ 10.47        $ 12.36       $ 17.93
                                 ========           ========       ========         =======        =======       =======
   TOTAL RETURN+ ...............     1.00%**            4.64%         27.60%         (14.07)      %   1.06%(2)     39.10%(2)
                                 ========           ========       ========         =======        =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ................. $162,803           $165,904       $146,625         $81,354        $43,587       $21,207
Ratio of Expenses to
   Average Net Assets ..........    1.02%*              1.00%          1.00%           1.22%          1.25%         1.26%
Ratio of Expenses to
   Average Net Assets
   (Excluding Fees Paid
   Indirectly) .................     1.07%*             1.04%          1.02%           1.22%          1.39%         1.67%
Ratio of Net Investment
   Income (Loss) to Average
   Net Assets ..................    (0.24)%*           (0.42)%        (0.38)%         (0.48)%        (0.18)%        0.02%
Portfolio Turnover Rate ........       34%                64%            58%             64%            61%          119%

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE
    REDEMPTION OF PORTFOLIO SHARES.
 ++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH
    AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES
    IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
  # VALUE IS LESS THAN $0.01 PER SHARE.
  * ANNUALIZED.
 ** RETURN IS FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO ACQUIRED THE ASSETS
    AND LIABILITIES OF THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF
    THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE
    PREDECESSOR  FUND, THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO.
(2) TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING
    THE PERIODS INDICATED.
(3) PER SHARE  CALCULATIONS  WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                                  RHJ MICRO CAP PORTFOLIO


------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
                                                                                       SELECTED PER SHARE DATA & RATIOS
                                                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                 SIX MONTHS
                                    ENDED
                                  APRIL 30,                            YEARS ENDED OCTOBER 31,
                                    2005            --------------------------------------------------------------------
                                 (UNAUDITED)           2004           2003          2002(1)         2001          2000
                               --------------       ----------     ----------      --------       --------      --------
Net Asset Value,
   Beginning of Period ......     $ 20.68            $ 18.92        $ 12.37        $  15.57       $  17.30       $ 16.06
                                 --------           --------       --------         -------        -------       -------
Income (Loss) from
   Investment Operations:
   Net Investment Loss ......       (0.08)(2)          (0.16)(2)      (0.12)          (0.13)         (0.05)        (0.07)
   Net Realized and
     Unrealized Gain (Loss) .        0.30(2)            2.47(2)        6.67           (2.22)          0.71          3.98
                                 --------           --------       --------         -------        -------       -------
   Total from Investment
     Operations .............        0.22               2.31           6.55           (2.35)          0.66          3.91
                                 --------           --------       --------         -------        -------       -------
   Redemption Fees ..........          --*                --*            --              --             --            --
                                 --------           --------       --------         -------        -------       -------
Distributions:
   Net Realized Gain ........       (2.34)             (0.55)            --           (0.85)         (2.39)        (2.67)
                                 --------           --------       --------         -------        -------       -------
   Net Asset Value,
     End of Period ..........     $ 18.56           $  20.68       $  18.92         $ 12.37        $ 15.57       $ 17.30
                                 ========           ========       ========         =======        =======       =======
   TOTAL RETURN+ ............        0.15%***          12.45%         52.95%         (16.32)%         5.19%        27.02%
                                 ========           ========       ========         =======        =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..............    $173,708           $171,551       $128,958         $66,757        $74,498       $62,158
Ratio of Expenses to
   Average Net Assets .......        1.15%**            1.12%          1.13%           1.20%          1.21%        1.19%
Ratio of Net Investment Loss
   to Average Net Assets ....       (0.78)%**          (0.79)%        (0.89)%         (0.83)%        (0.34)%       (0.43)%
Portfolio Turnover Rate .....          42%               106%           121%            125%           148%          130%

  *  VALUE IS LESS THAN $0.01 PER SHARE.
 **  ANNUALIZED.
***  RETURN IS FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  +  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO  DISTRIBUTIONS  OR THE
     REDEMPTION OF PORTFOLIO  SHARES.
(1)  ON JUNE 24,  2002,  THE  ADVISORS'  INNER  CIRCLE  FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO  ACQUIRED THE ASSETS AND
     LIABILITIES OF THE UAM RICE HALL JAMES MICRO CAP PORTFOLIO,  A SERIES OF THE UAM FUNDS,  INC. THE OPERATIONS OF THE ADVISORS'
     INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM
     RICE HALL JAMES SMALL CAP PORTFOLIO.
(2)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 portfolios. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio, and Rice Hall James Micro Cap Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolios.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Portfolios are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolios seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees (the "Board"). The Portfolios' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
     the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed to a particular Portfolio are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Rice Hall James Mid Cap Portfolio, which commenced operations on July 30, 2004, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of April 30, 2005, $18,875 remained to be amortized.

     REDEMPTION FEES -- The Rice Hall James Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 180 days from the date of purchase. The redemption fee is recorded as an increase to paid-in-capital. The Rice Hall James Micro Cap Portfolio imposed redemption fees of $3,490 for the six months ended April 30, 2005.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
TRANSFER AGENT AGREEMENTS:

The Portfolios and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the six months ended April 30, 2005 the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio paid the administrator 0.11% of the Portfolio's average daily net assets.

The Rice Hall James Small/Mid Cap Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $40,337, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the average net assets for the six months ended April 30, 2005 was 0.05%.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Rice Hall James Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Rice Hall James Mid Cap Portfolio's average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of thePortfolios that are serviced by the financial

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolios' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the "Adviser").

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolios. For its services, the Mid Cap Portfolio pays the adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Portfolio's average daily net assets. The Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Portfolio's average daily net assets, respectively. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Rice Hall James Mid Cap Portfolio's, Rice Hall James Small/Mid Cap Portfolio's and the Rice Hall James Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40%, 1.25% and 1.40% of average daily net assets, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long term U.S. Government securities and short-term securities for the six months ended April 30, 2005, are as followed:

                                      PURCHASES                  SALES
                                     -----------              -----------
Mid Cap Portfolio                   $   824,839              $   400,984
Small/Mid Cap Portfolio              57,945,031               57,109,483
Micro Cap Portfolio                  74,778,113               73,506,441

There were no purchases or sales of long-term U.S. Government Securities.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows:
                                ORDINARY           LONG-TERM
RHJ PORTFOLIOS                   INCOME           CAPITAL GAIN         TOTAL
--------------                 ----------         ------------       ----------
Micro Cap            2004      $1,931,138          $1,955,145        $3,886,283
                     2003              --                  --                --

As of October  31,  2004,  the  components  of  Distributable  Earnings  were as follows:
                                   MID CAP      SMALL/MID CAP       MICRO CAP
                                   -------      -------------      -----------
Undistributed Ordinary Income      $ 9,913       $        --       $10,906,633
Undistributed Long-Term
   Capital Gain                         --                --         8,626,854
Capital Loss Carryforwards
   (Expiring October 31, 2010)          --           (19,404)               --
Unrealized Appreciation             75,360        22,137,455        20,501,721
Other temporary differences         (9,251)               --               --
                                   -------       -----------       -----------
Total Distributable Earnings       $76,022       $22,118,051       $40,035,208
                                   =======       ===========       ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. At October 31, 2004, the Small/Mid Cap Portfolio had capital loss carryforwards available to offset future realized capital gains through October 31, 2010 in the amount of $19,404. During the year ended October 31, 2004, the RHJ Small/Mid Cap Portfolio utilized $10,636,477 of capital loss carryforwards to offset capital gains.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at April 30, 2005, were as follows:


                      FEDERAL        APPRECIATED   DEPRECIATED    NET UNREALIZED
RHJ PORTFOLIOS        TAX COST       SECURITIES    SECURITIES      APPRECIATION
--------------      ------------    -----------   ------------    -------------
Mid Cap             $  2,277,021    $   164,779   $    (72,626)     $    92,153
Small/Mid Cap        148,787,257     23,032,383     (8,929,732)      14,102,651
Micro Cap            166,723,244     21,202,893    (14,578,173)       6,624,720

8. OTHER:

At April 30, 2005, the percentage of total shares outstanding held by shareholders for each Portfolio, which comprised of an omnibus account that was held on behalf of several individual shareholders was as follows:

                                        NO. OF            %
RHJ PORTFOLIOS                       SHAREHOLDERS     OWNERSHIP
--------------                       ------------     ---------
Mid Cap ..........................        4              86%
Small/Mid Cap ....................        1              14%
Micro Cap ........................        2              72%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

O HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            10/31/04         04/30/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Mid Cap Portfolio          $1,000.00        $1,040.30        1.40%       $7.08
Small/Mid Cap Portfolio     1,000.00         1,010.00        1.02         5.08
Micro Cap Portfolio         1,000.00         1,001.50        1.15         5.71

HYPOTHETICAL 5% RETURN
Mid Cap Portfolio          $1,000.00        $1,017.85        1.40%       $7.00
Small/Mid Cap Portfolio     1,000.00         1,019.74        1.02         5.11
Micro Cap Portfolio         1,000.00         1,019.09        1.15         5.76
--------------------------------------------------------------------------------

*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

                                      NOTES

                         THE RICE HALL JAMES PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-474-5669
                                www.rhjfunds.com

                                    ADVISER:
                        Rice Hall James & Associates, LLC
                          600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004







              This information must be preceded or accompanied by a
                current prospectus for the Portfolios described.

RHJ-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 93.3%
--------------------------------------------------------------------------------
                                                         SHARES       VALUE
                                                        --------    ----------
CONSUMER DISCRETIONARY -- 13.2%
   America's Car Mart* ............................       98,850      2,089,689
   California Pizza Kitchen* ......................      133,900      3,052,920
   Champps Entertainment* .........................      208,200      1,832,160
   Digital Theater Systems* .......................      124,800      2,109,120
   Goody's Family Clothing ........................      137,100      1,131,075
   Gymboree* ......................................      162,600      1,858,518
   Keystone Automotive Industries* ................       96,800      1,938,904
   Nautilus .......................................      100,600      2,500,916
   Provide Commerce* ..............................      100,400      1,772,060
   Rubio's Restaurants* ...........................       83,100        692,223
   TBC* ...........................................       69,100      1,807,656
   Topps ..........................................      137,400      1,184,388
   ZipRealty* .....................................       63,700        891,163
                                                                   ------------
                                                                     22,860,792
                                                                   ------------
CONSUMER STAPLES -- 1.0%
   Elizabeth Arden* ...............................      82,400      1,804,560
                                                                   ------------
ENERGY -- 4.6%
   Oil States International* ......................      135,100      2,743,881
   Tesco* .........................................      200,808      1,941,814
   Tetra Technologies* ............................      122,576      3,313,229
                                                                   ------------
                                                                      7,998,924
                                                                   ------------
FINANCIALS -- 8.7%
   Columbia Bancorp ...............................       46,320        838,855
   Direct General .................................       81,100      1,440,336
   E-Loan* ........................................    1,234,024      3,220,803
   First Financial Bancorp ........................      129,500      2,239,055
   Franklin Bank* .................................       57,100        959,851
   ITLA Capital* ..................................        7,200        789,480
   KMG America* ...................................      187,600      1,733,424
   Placer Sierra Bancshares .......................       77,700      1,804,194
   SeaBright Insurance Holdings* ..................      109,400      1,207,776
   Trico Bancshares ...............................       47,300        902,011
                                                                   ------------
                                                                     15,135,785
                                                                   ------------
HEALTH CARE -- 12.0%
   Allied Healthcare International* ...............      623,400      3,646,890
   America Service Group* .........................       80,150      1,821,008
   American Healthways* ...........................       35,700      1,333,395
   AMN Healthcare Services* .......................       73,200      1,081,164
   Anika Therapeutics* ............................       92,000      1,359,760
   Icon ADR* ......................................       44,630      1,483,305
   Kensey Nash* ...................................       44,700      1,228,356
   LabOne* ........................................       41,400      1,452,312
   Matrixx Initiatives* ...........................       98,700      1,110,375
   National Medical Health Card Systems* ..........        5,788        144,063
   Noven Pharmaceuticals* .........................      144,900      2,409,687
   PetMed Express* ................................      160,800      1,066,104
   Providence Service* ............................      107,200      2,743,248
                                                                   ------------
                                                                     20,879,667
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES       VALUE
                                                        --------    ----------
INDUSTRIALS -- 23.0%
   Administaff* ...................................      136,600      1,867,322
   American Ecology ...............................       85,500      1,020,870
   Artesyn Technologies* ..........................      250,200      1,763,910
   Central Freight Lines* .........................      246,500        700,060
   Cherokee International* ........................      166,400        965,120
   Comfort Systems USA* ...........................      208,600      1,489,404
   EDO ............................................       46,700      1,393,061
   ElkCorp ........................................       37,600      1,034,000
   FirstService* ..................................       94,800      1,805,940
   Gardner Denver* ................................       91,100      3,328,794
   Healthcare Services Group ......................      113,200      2,858,300
   Integrated Alarm Services Group* ...............       50,267        188,501
   Intersections* .................................      131,500      1,134,845
   KVH Industries* ................................      160,300      1,603,000
   LECG* ..........................................       49,000      1,015,770
   Mercury Computer Systems* ......................       71,200      1,874,696
   Nanometrics* ...................................      124,700      1,284,410
   Old Dominion Freight Line* .....................       43,800      1,230,780
   Orbital Sciences* ..............................      294,900      2,748,468
   PeopleSupport* .................................      108,000      1,005,480
   Power-One* .....................................      458,600      1,916,948
   Rush Enterprises, Cl A* ........................       86,991      1,272,678
   Standard Parking* ..............................      126,900      2,008,827
   Waste Services* ................................      524,200      1,813,732
   World Fuel Services ............................      106,300      2,657,500
                                                                   ------------
                                                                     39,982,416
                                                                   ------------
INFORMATION TECHNOLOGY -- 28.2%
   Advanced Digital Information* ..................      393,200      2,717,012
   answerthink* ...................................      713,777      2,405,429
   C-COR* .........................................      196,400      1,298,204
   Captaris* ......................................      388,000      1,420,080
   Captiva Software* ..............................      168,260      2,078,011
   Carreker* ......................................      505,100      2,283,052
   Carrier Access* ................................      222,800      1,174,156
   Cybersource* ...................................      171,600      1,045,044
   Digital Insight* ...............................      129,200      2,593,044
   EPIQ Systems* ..................................      135,700      2,058,569
   Essex* .........................................       56,900        873,984
   First Advantage, Cl A* .........................      112,900      2,370,900
   Forrester Research* ............................       91,400      1,365,516
   HMS Holdings* ..................................      172,400      1,117,152
   NIC* ...........................................      314,100      1,322,361
   Online Resources* ..............................      205,142      1,784,735
   Phoenix Technologies* ..........................      310,000      2,507,900
   PLATO Learning* ................................      197,160      1,445,183
   Plexus* ........................................      324,100      3,924,851
   Quantum* .......................................      521,900      1,252,560
   SBS Technologies* ..............................      155,200      1,460,432
   Semitool* ......................................      141,600      1,278,648
   Sigmatel* ......................................       45,400      1,189,026
   SupportSoft* ...................................      197,300        937,175
   SYKES Enterprises* .............................      267,200      1,870,400
   SYNNEX* ........................................      121,300      1,830,417
   Transaction Systems Architects* ................       36,700        760,791


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES       VALUE
                                                        --------    ----------
INFORMATION TECHNOLOGY -- CONTINUED
   Ultratech* .....................................      120,400      1,916,768
   X-Rite .........................................       59,100        612,867
                                                                   ------------
                                                                     48,894,267
                                                                   ------------
MATERIALS -- 2.6%
   AMCOL International ............................       99,700      1,905,267
   Material Sciences* .............................       86,600      1,062,582
   Spartech .......................................       78,600      1,530,342
                                                                   ------------
                                                                      4,498,191
                                                                   ------------
   TOTAL COMMON STOCK
     (Cost $155,444,280) ..........................                 162,054,602
                                                                   ------------
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
   Hoenig Group Escrow Receipt* ...................       62,600         14,398
                                                                   ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.5%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 6.5%
   HighMark Diversified Money Market Fund .........    6,932,006      6,932,006
   HighMark U.S. Government Money Market Fund .....    4,346,958      4,346,958
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $11,278,964) ...........................                  11,278,964
                                                                   ------------
   TOTAL INVESTMENTS -- 99.8%
     (Cost $166,723,244) ..........................                 173,347,964
                                                                   ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased ....                  (1,744,530)
   Payable for Capital Shares Redeemed ............                    (140,372)
   Investment Advisory Fees Payable ...............                    (110,880)
   Administration Fees Payable ....................                     (11,855)
   Trustees' Fees Payable .........................                      (3,394)
   Other Assets and Liabilities, Net ..............                   2,371,111
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES .............                     360,080
                                                                   ------------
   NET ASSETS -- 100.0% ...........................                $173,708,044
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
   Paid in Capital                                                 $153,249,101
   Distribution in excess of net investment income                     (723,090)
   Accumulated net realized gain on investments ...                  14,557,313
   Net unrealized appreciation on investments .....                   6,624,720
                                                                   ------------
   TOTAL NET ASSETS ...............................                $173,708,044
                                                                   ============

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) ......                   9,360,320
                                                                   ============
Net Asset Value, Offering and Redemption Price
   Per Share - Institutional Class ................                      $18.56
                                                                         ======

  * NON-INCOME PRODUCING SECURITY
 CL CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/ Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.